Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
The following is a calculation of the basic and diluted weighted-average number of shares of common stock outstanding and EPS for the years ended December 31, 2015, 2014 and 2013. As indicated in Note 1, our corporate reorganization was considered a transaction amongst entities under common control. Therefore, the weighted average shares used in our EPS calculation assume that the Rice Energy Inc. corporate structure was in place for all periods presented.

	Year Ended December 31,
	2015	2014	2013
Income (loss) (numerator):
Net (loss) income attributable to Rice Energy (in thousands)	$(291,336)	$218,454	$(35,776)

Weighted-average shares (denominator):
Weighted-average number of shares of common stock - basic	136,344,076	128,151,171	80,441,905
Weighted-average number of shares of common stock - diluted	136,344,076	128,225,155	80,441,905

(Loss) earnings per share:
Basic	$(2.14)	$1.70	$(0.44)
Diluted	$(2.14)	$1.70	$(0.44)